FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financial assets
Cash and cash equivalents	$ 10,545	$ 23,352	$ 2,770	$ 3,152
Financial liabilities
Deferred purchase price payable - Tarus	7,179
Deferred obligation - iOx milestone	4,126
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	10,545	23,352
Prepaid expenses and other receivables	2,689	1,480
Convertible note receivable, including accrued interest, net of impairment
Investment in associate
Investment in private company
Financial liabilities
Accounts payable and accrued liabilities	1,865	750
Warrant liability
Deferred purchase price payable - Tarus
Deferred obligation - iOx milestone
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest, net of impairment
Investment in associate
Investment in private company	2,087	7,409
Fair Value Through Profit Or Loss [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest, net of impairment	442
Investment in associate	806	1,673
Investment in private company
Financial liabilities
Accounts payable and accrued liabilities
Warrant liability		33
Deferred purchase price payable - Tarus	7,179
Deferred obligation - iOx milestone	$ 4,126